American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2021

Core Plus - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 40.7%
Aerospace and Defense — 0.6%
Boeing Co. (The), 2.20%, 2/4/26	540,000	602,424
Boeing Co. (The), 5.81%, 5/1/50	335,000	451,862
Raytheon Technologies Corp., 4.125%, 11/16/28	804,000	925,684
Teledyne Technologies, Inc., 2.25%, 4/1/28	400,000	407,566
TransDigm, Inc., 4.625%, 1/15/29(1)	1,000,000	1,003,290
		3,390,826
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.25%, 5/1/25(1)	640,000	681,600
Airlines — 0.6%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,089,000	1,154,340
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	845,794	909,307
Southwest Airlines Co., 5.125%, 6/15/27	620,000	729,820
United Airlines Pass Through Trust, 4.875%, 7/15/27	345,498	366,927
United Airlines, Inc., 4.625%, 4/15/29(1)	494,000	511,907
		3,672,301
Auto Components†
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)	220,000	230,615
Automobiles — 1.1%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	798,000	811,063
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	988,000	1,013,836
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	850,000	882,470
Ford Motor Credit Co. LLC, 2.90%, 2/16/28	430,000	428,502
General Motors Co., 5.15%, 4/1/38	352,000	430,332
General Motors Financial Co., Inc., 2.75%, 6/20/25	1,059,000	1,115,543
General Motors Financial Co., Inc., 2.70%, 8/20/27	549,000	571,122
General Motors Financial Co., Inc., 2.70%, 6/10/31	318,000	319,821
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)	200,000	220,022
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	510,000	519,934
		6,312,645
Banks — 3.9%
Banco Santander SA, 2.96%, 3/25/31	1,000,000	1,031,096
Banistmo SA, 4.25%, 7/31/27(1)	180,000	189,911
Bank of America Corp., MTN, 4.18%, 11/25/27	365,000	409,153
Bank of America Corp., MTN, VRN, 2.09%, 6/14/29	900,000	908,160
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	1,507,000	1,464,782
Bank of America Corp., VRN, 3.42%, 12/20/28	1,080,000	1,177,024
Barclays plc, 5.20%, 5/12/26	505,000	578,106
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)	780,000	862,875
BPCE SA, 4.50%, 3/15/25(1)	406,000	447,857
Citigroup, Inc., VRN, 1.46%, 6/9/27	850,000	847,345
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,545,000	1,692,897
Citigroup, Inc., VRN, 2.57%, 6/3/31	857,000	881,881
Commonwealth Bank of Australia, 2.69%, 3/11/31(1)	600,000	600,450
FNB Corp., 2.20%, 2/24/23	592,000	601,592
HSBC Holdings plc, VRN, 1.59%, 5/24/27	775,000	777,077
HSBC Holdings plc, VRN, 2.80%, 5/24/32	360,000	369,721
Intesa Sanpaolo SpA, 4.20%, 6/1/32(1)	800,000	821,466
Itau Unibanco Holding SA, VRN, 3.875%, 4/15/31(1)	300,000	298,784

JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	435,000	437,457
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	711,000	728,557
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	600,000	605,299
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	1,005,000	1,047,288
National Australia Bank Ltd., 2.99%, 5/21/31(1)	730,000	741,759
PNC Bank N.A., 4.05%, 7/26/28	720,000	833,985
Societe Generale SA, VRN, 2.89%, 6/9/32(1)	620,000	628,165
SVB Financial Group, 2.10%, 5/15/28	680,000	690,393
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29	280,000	281,121
UniCredit SpA, VRN, 1.98%, 6/3/27(1)	950,000	947,552
UniCredit SpA, VRN, 3.13%, 6/3/32(1)	950,000	954,112
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	555,000	575,970
Wells Fargo & Co., VRN, 2.19%, 4/30/26	80,000	83,089
Wells Fargo & Co., VRN, 3.07%, 4/30/41	815,000	837,529
		23,352,453
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	888,000	1,125,955
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	759,000	904,954
		2,030,909
Biotechnology — 0.5%
AbbVie, Inc., 3.20%, 11/21/29	634,000	689,083
AbbVie, Inc., 4.55%, 3/15/35	100,000	121,564
AbbVie, Inc., 4.40%, 11/6/42	550,000	668,730
Gilead Sciences, Inc., 3.65%, 3/1/26	936,000	1,032,396
Gilead Sciences, Inc., 1.20%, 10/1/27	339,000	330,702
		2,842,475
Building Products — 0.2%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	820,000	863,345
Lennox International, Inc., 1.70%, 8/1/27	176,000	176,129
		1,039,474
Capital Markets — 2.7%
Ares Capital Corp., 2.875%, 6/15/28	534,000	542,853
Ares Finance Co. III LLC, VRN, 4.125%, 6/30/51(1)	940,000	942,350
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	810,000	830,047
Blackstone Secured Lending Fund, 2.75%, 9/16/26(1)	580,000	588,175
Blue Owl Finance LLC, 3.125%, 6/10/31(1)	550,000	547,009
CI Financial Corp., 4.10%, 6/15/51	665,000	696,323
Depository Trust & Clearing Corp. (The), VRN, 3.375%(1)(2)	500,000	509,063
FS KKR Capital Corp., 3.40%, 1/15/26	1,114,000	1,152,495
FS KKR Capital Corp., 2.625%, 1/15/27	248,000	245,496
Goldman Sachs Group, Inc. (The), VRN, 1.43%, 3/9/27	1,835,000	1,830,616
Goldman Sachs Group, Inc. (The), VRN, 3.21%, 4/22/42	400,000	419,014
Golub Capital BDC, Inc., 2.50%, 8/24/26	635,000	638,997
LPL Holdings, Inc., 4.625%, 11/15/27(1)	1,013,000	1,052,705
LPL Holdings, Inc., 4.375%, 5/15/31(1)	849,000	860,767
Macquarie Group Ltd., VRN, 1.63%, 9/23/27(1)	241,000	239,468
Morgan Stanley, VRN, 1.59%, 5/4/27	1,697,000	1,709,749
Morgan Stanley, VRN, 3.22%, 4/22/42	203,000	215,424
Owl Rock Capital Corp., 3.40%, 7/15/26	490,000	511,169
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	618,000	680,182
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	295,000	310,489
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	750,000	741,397
Prospect Capital Corp., 3.71%, 1/22/26	585,000	601,521
		15,865,309

Chemicals — 0.3%
Dow Chemical Co. (The), 3.60%, 11/15/50	502,000	543,403
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(1)	268,000	267,492
Tronox, Inc., 4.625%, 3/15/29(1)	720,000	728,093
		1,538,988
Commercial Services and Supplies — 0.5%
GFL Environmental, Inc., 4.00%, 8/1/28(1)	1,070,000	1,058,578
Sodexo, Inc., 2.72%, 4/16/31(1)	1,270,000	1,296,857
Waste Connections, Inc., 2.60%, 2/1/30	350,000	362,052
Waste Management, Inc., 2.50%, 11/15/50	190,000	178,490
		2,895,977
Communications Equipment — 0.2%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	1,330,000	1,363,250
Construction and Engineering — 0.1%
Arcosa, Inc., 4.375%, 4/15/29(1)	310,000	316,045
Quanta Services, Inc., 2.90%, 10/1/30	205,000	212,836
		528,881
Construction Materials — 0.3%
Cemex SAB de CV, 5.20%, 9/17/30(1)	200,000	220,512
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,000,000	1,017,750
Eagle Materials, Inc., 2.50%, 7/1/31(3)	303,000	300,575
		1,538,837
Consumer Finance — 0.9%
Ally Financial, Inc., 5.75%, 11/20/25	820,000	942,349
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	555,000	601,911
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	1,615,000	1,757,241
Navient Corp., 4.875%, 3/15/28	1,475,000	1,484,219
OneMain Finance Corp., 3.50%, 1/15/27	731,000	737,396
		5,523,116
Containers and Packaging — 0.4%
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	450,000	459,935
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)	711,000	706,556
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	200,000	206,767
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	204,266
Berry Global, Inc., 1.57%, 1/15/26(1)	650,000	651,040
WRKCo, Inc., 3.00%, 9/15/24	288,000	305,228
		2,533,792
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	325,000	341,938
Pepperdine University, 3.30%, 12/1/59	357,000	359,648
		701,586
Diversified Financial Services — 0.7%
Block Financial LLC, 2.50%, 7/15/28	485,000	487,739
Deutsche Bank AG, VRN, 3.04%, 5/28/32	1,100,000	1,120,919
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32	345,000	351,485
GE Capital Funding LLC, 4.40%, 5/15/30	503,000	586,580
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	500,000	600,121
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	740,000	743,781
		3,890,625
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 2.55%, 12/1/33(1)	756,000	749,737
AT&T, Inc., 3.55%, 9/15/55(1)	1,355,000	1,361,516
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	867,000	902,517
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	300,000	304,312
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	147,000	153,120

Telefonica Emisiones SA, 4.90%, 3/6/48	1,125,000	1,350,771
Verizon Communications, Inc., 4.33%, 9/21/28	406,000	472,683
Verizon Communications, Inc., 1.75%, 1/20/31	925,000	887,120
Verizon Communications, Inc., 2.65%, 11/20/40	877,000	845,533
Verizon Communications, Inc., 2.99%, 10/30/56	400,000	376,659
		7,403,968
Electric Utilities — 1.9%
AEP Texas, Inc., 2.10%, 7/1/30	432,000	424,098
Baltimore Gas and Electric Co., 2.25%, 6/15/31	334,000	337,615
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	242,000	261,538
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	294,000	337,507
Commonwealth Edison Co., 3.20%, 11/15/49	450,000	478,494
DTE Electric Co., 2.25%, 3/1/30	432,000	443,949
Duke Energy Carolinas LLC, 2.55%, 4/15/31	188,000	195,365
Duke Energy Corp., 2.55%, 6/15/31	610,000	618,596
Duke Energy Florida LLC, 1.75%, 6/15/30	339,000	332,500
Duke Energy Florida LLC, 3.85%, 11/15/42	147,000	170,251
Duke Energy Progress LLC, 4.15%, 12/1/44	606,000	734,721
Entergy Arkansas LLC, 2.65%, 6/15/51	232,000	220,540
Exelon Corp., 4.45%, 4/15/46	295,000	358,755
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	795,694	846,240
Florida Power & Light Co., 4.125%, 2/1/42	310,000	380,035
Indiana Michigan Power Co., 3.25%, 5/1/51	214,000	224,729
MidAmerican Energy Co., 4.40%, 10/15/44	408,000	505,921
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	237,000	262,089
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	234,000	253,691
Northern States Power Co., 3.20%, 4/1/52	300,000	321,032
NRG Energy, Inc., 2.00%, 12/2/25(1)	1,020,000	1,035,141
Pacific Gas and Electric Co., 4.20%, 6/1/41	195,000	192,568
PacifiCorp, 3.30%, 3/15/51	422,000	448,724
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	455,000	431,230
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	210,000	234,262
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38(1)	200,000	220,281
Virginia Electric and Power Co., 2.45%, 12/15/50	591,000	545,748
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	169,000	170,056
Xcel Energy, Inc., 3.40%, 6/1/30	436,000	478,671
		11,464,347
Electronic Equipment, Instruments and Components†
Vontier Corp., 1.80%, 4/1/26(1)	225,000	224,034
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	226,000	243,631
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	329,000	382,884
Equity Real Estate Investment Trusts (REITs) — 3.6%
Agree LP, 2.00%, 6/15/28	700,000	695,002
American Homes 4 Rent LP, 2.375%, 7/15/31(3)	160,000	158,251
American Homes 4 Rent LP, 3.375%, 7/15/51(3)	150,000	150,045
Corporate Office Properties LP, 2.75%, 4/15/31	208,000	209,840
Crown Castle International Corp., 3.80%, 2/15/28	830,000	922,865
EPR Properties, 4.75%, 12/15/26	361,000	391,802
EPR Properties, 4.95%, 4/15/28	1,608,000	1,738,306
Federal Realty Investment Trust, 3.625%, 8/1/46	660,000	685,519
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	450,000	519,093
Host Hotels & Resorts LP, 4.00%, 6/15/25	585,000	633,643
Hudson Pacific Properties LP, 3.25%, 1/15/30	537,000	567,353

IIP Operating Partnership LP, 5.50%, 5/25/26(1)	1,250,000	1,287,541
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,025,000	1,059,440
Lexington Realty Trust, 2.70%, 9/15/30	745,000	758,431
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	1,225,000	1,300,142
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	1,300,000	1,314,618
National Health Investors, Inc., 3.00%, 2/1/31	1,215,000	1,177,500
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	1,047,000	1,077,498
Retail Properties of America, Inc., 4.00%, 3/15/25	273,000	291,311
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	815,000	817,779
Spirit Realty LP, 3.20%, 1/15/27	216,000	230,148
Spirit Realty LP, 4.00%, 7/15/29	936,000	1,040,472
Spirit Realty LP, 3.20%, 2/15/31	181,000	189,051
STORE Capital Corp., 4.50%, 3/15/28	925,000	1,046,939
Sun Communities Operating LP, 2.70%, 7/15/31	287,000	287,599
Vornado Realty LP, 3.40%, 6/1/31	629,000	651,026
Welltower, Inc., 2.80%, 6/1/31	875,000	905,017
XHR LP, 4.875%, 6/1/29(1)	1,185,000	1,224,994
		21,331,225
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	810,000	864,902
Kroger Co. (The), 3.875%, 10/15/46	395,000	436,317
Sysco Corp., 3.30%, 7/15/26	70,000	76,121
Sysco Corp., 5.95%, 4/1/30	916,000	1,175,987
United Natural Foods, Inc., 6.75%, 10/15/28(1)	710,000	765,515
		3,318,842
Food Products — 0.3%
MARB BondCo plc, 3.95%, 1/29/31(1)	1,000,000	965,450
Post Holdings, Inc., 4.625%, 4/15/30(1)	380,000	386,870
US Foods, Inc., 4.75%, 2/15/29(1)	690,000	704,694
		2,057,014
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	519,000	527,335
Health Care Equipment and Supplies — 0.2%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	875,000	943,088
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	267,000	292,486
		1,235,574
Health Care Providers and Services — 1.7%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	151,000	161,501
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	441,000	461,496
Centene Corp., 4.25%, 12/15/27	176,000	185,680
Centene Corp., 4.625%, 12/15/29	1,000,000	1,101,020
Centene Corp., 3.375%, 2/15/30	526,000	550,551
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	550,000	582,307
Cigna Corp., 2.40%, 3/15/30	430,000	439,079
CVS Health Corp., 4.30%, 3/25/28	328,000	377,112
CVS Health Corp., 1.75%, 8/21/30	380,000	366,800
CVS Health Corp., 4.78%, 3/25/38	362,000	446,013
DaVita, Inc., 4.625%, 6/1/30(1)	930,000	957,407
Duke University Health System, Inc., 3.92%, 6/1/47	128,000	154,465
HCA, Inc., 2.375%, 7/15/31	1,000,000	989,513
HCA, Inc., 3.50%, 7/15/51	460,000	460,642
Kaiser Foundation Hospitals, 3.00%, 6/1/51	240,000	248,425
Tenet Healthcare Corp., 6.75%, 6/15/23	760,000	830,300
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	625,000	667,806

Universal Health Services, Inc., 5.00%, 6/1/26(1)	400,000	411,560
Universal Health Services, Inc., 2.65%, 10/15/30(1)	922,000	928,251
		10,319,928
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	700,000	710,605
International Game Technology plc, 4.125%, 4/15/26(1)	200,000	208,500
International Game Technology plc, 5.25%, 1/15/29(1)	1,175,000	1,261,862
Marriott International, Inc., 2.85%, 4/15/31	250,000	254,116
Marriott International, Inc., 3.50%, 10/15/32	695,000	739,209
Penn National Gaming, Inc., 4.125%, 7/1/29(1)(3)	151,000	151,189
Scientific Games International, Inc., 7.25%, 11/15/29(1)	620,000	701,000
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	530,000	536,675
		4,563,156
Household Durables — 0.5%
D.R. Horton, Inc., 2.50%, 10/15/24	452,000	474,012
KB Home, 4.80%, 11/15/29	935,000	1,015,564
KB Home, 4.00%, 6/15/31	255,000	257,550
Mattamy Group Corp., 4.625%, 3/1/30(1)	555,000	568,043
Meritage Homes Corp., 3.875%, 4/15/29(1)	850,000	880,812
		3,195,981
Industrial Conglomerates — 0.1%
General Electric Co., 4.35%, 5/1/50	364,000	440,867
Insurance — 1.6%
American International Group, Inc., 6.25%, 5/1/36	445,000	618,719
American International Group, Inc., 4.50%, 7/16/44	540,000	656,373
Athene Global Funding, 2.67%, 6/7/31(1)	1,000,000	1,014,169
Athene Holding Ltd., 3.95%, 5/25/51	558,000	599,652
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)	979,000	980,632
Equitable Financial Life Global Funding, 1.80%, 3/8/28(1)	420,000	418,148
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	337,000	339,727
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)(3)	900,000	902,196
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(1)	800,000	785,000
Sammons Financial Group, Inc., 3.35%, 4/16/31(1)	816,000	840,733
SBL Holdings, Inc., 5.00%, 2/18/31(1)	520,000	560,843
SBL Holdings, Inc., VRN, 6.50%(1)(2)	875,000	871,719
Security Benefit Global Funding, 1.25%, 5/17/24(1)	760,000	761,572
		9,349,483
Internet and Direct Marketing Retail — 0.4%
Amazon.com, Inc., 2.10%, 5/12/31	700,000	712,230
Amazon.com, Inc., 2.875%, 5/12/41	670,000	692,120
Meituan, 3.05%, 10/28/30(1)	207,000	205,026
QVC, Inc., 4.375%, 9/1/28	800,000	817,108
		2,426,484
IT Services — 0.1%
International Business Machines Corp., 2.85%, 5/15/40	450,000	458,378
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc., 2.30%, 3/12/31	912,000	912,806
Illumina, Inc., 2.55%, 3/23/31	663,000	673,674
		1,586,480
Machinery — 0.2%
Cummins, Inc., 2.60%, 9/1/50	336,000	321,847
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	601,000	698,063
		1,019,910
Media — 2.9%
AMC Networks, Inc., 4.25%, 2/15/29	1,070,000	1,080,700

Cable Onda SA, 4.50%, 1/30/30(1)	200,000	211,230
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	518,000	587,182
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	516,000	520,343
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	830,000	990,259
Comcast Corp., 3.40%, 4/1/30	1,094,000	1,208,680
Comcast Corp., 3.75%, 4/1/40	213,000	240,487
Cox Communications, Inc., 2.60%, 6/15/31(1)	380,000	386,120
CSC Holdings LLC, 5.875%, 9/15/22	1,205,000	1,268,305
CSC Holdings LLC, 5.75%, 1/15/30(1)	675,000	702,000
CSC Holdings LLC, 4.50%, 11/15/31(1)	390,000	392,882
CSC Holdings LLC, 5.00%, 11/15/31(1)	390,000	392,399
Lamar Media Corp., 3.75%, 2/15/28	1,510,000	1,538,645
Omnicom Group, Inc., 2.60%, 8/1/31	400,000	406,952
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	790,000	777,162
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	1,363,000	1,431,320
TEGNA, Inc., 4.625%, 3/15/28	1,092,000	1,134,315
Time Warner Cable LLC, 4.50%, 9/15/42	865,000	964,158
ViacomCBS, Inc., 4.375%, 3/15/43	370,000	429,151
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,385,000	1,417,693
VTR Finance NV, 6.375%, 7/15/28(1)	850,000	904,047
		16,984,030
Metals and Mining — 1.2%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	630,000	657,994
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	844,000	889,171
Constellium SE, 3.75%, 4/15/29(1)	476,000	471,845
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,111,000	1,218,061
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	653,000	732,784
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(1)	215,000	246,902
Novelis Corp., 4.75%, 1/30/30(1)	775,000	814,719
Steel Dynamics, Inc., 3.45%, 4/15/30	305,000	332,632
Steel Dynamics, Inc., 3.25%, 1/15/31	660,000	709,012
Teck Resources Ltd., 3.90%, 7/15/30	199,000	214,712
Teck Resources Ltd., 6.25%, 7/15/41	450,000	589,078
		6,876,910
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	890,000	891,112
Starwood Property Trust, Inc., 3.625%, 7/15/26(1)(3)	822,000	829,193
		1,720,305
Multi-Utilities — 0.7%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	405,000	408,159
Ameren Corp., 3.50%, 1/15/31	647,000	709,252
CenterPoint Energy, Inc., 4.25%, 11/1/28	499,000	574,320
CenterPoint Energy, Inc., 2.65%, 6/1/31	238,000	242,714
Dominion Energy, Inc., 4.90%, 8/1/41	448,000	567,486
NiSource, Inc., 5.65%, 2/1/45	375,000	518,524
Sempra Energy, 3.25%, 6/15/27	317,000	344,220
WEC Energy Group, Inc., 1.375%, 10/15/27	680,000	664,901
		4,029,576
Multiline Retail†
Nordstrom, Inc., 4.25%, 8/1/31(1)	236,000	246,078
Oil, Gas and Consumable Fuels — 2.6%
Aker BP ASA, 3.75%, 1/15/30(1)	619,000	668,625
Aker BP ASA, 4.00%, 1/15/31(1)	242,000	266,295
Antero Resources Corp., 7.625%, 2/1/29(1)	693,000	770,131
BP Capital Markets America, Inc., 3.06%, 6/17/41	350,000	353,421

Chevron Corp., 2.00%, 5/11/27	309,000	319,138
Diamondback Energy, Inc., 3.50%, 12/1/29	610,000	653,569
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	657,000	670,923
Energy Transfer LP, 5.25%, 4/15/29	400,000	472,846
Energy Transfer LP, 4.90%, 3/15/35	443,000	513,699
Enterprise Products Operating LLC, 4.85%, 3/15/44	558,000	683,386
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	355,000	361,627
EQT Corp., 3.625%, 5/15/31(1)	100,000	104,506
Equinor ASA, 3.25%, 11/18/49	249,000	265,296
Exxon Mobil Corp., 1.57%, 4/15/23	522,000	533,741
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(1)	600,000	608,594
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,050,000	1,045,523
Geopark Ltd., 5.50%, 1/17/27(1)	200,000	202,252
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)	646,000	674,363
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	351,000	490,257
Lundin Energy Finance BV, 3.10%, 7/15/31(1)	310,000	313,800
MPLX LP, 4.50%, 4/15/38	104,000	119,491
Petroleos Mexicanos, 3.50%, 1/30/23	626,000	639,922
Petroleos Mexicanos, 6.875%, 10/16/25(1)	200,000	221,650
Petroleos Mexicanos, 6.50%, 3/13/27	702,000	741,838
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	48,350
Petroleos Mexicanos, 5.50%, 6/27/44	169,000	138,149
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	525,000	562,510
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,135,000	1,150,504
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	755,000	863,538
Suncor Energy, Inc., 3.75%, 3/4/51	380,000	411,809
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	316,000	342,428
		15,212,181
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	475,000	490,437
Pharmaceuticals — 0.6%
AdaptHealth LLC, 4.625%, 8/1/29(1)	480,000	487,234
Astrazeneca Finance LLC, 1.75%, 5/28/28	133,000	133,087
Astrazeneca Finance LLC, 2.25%, 5/28/31	220,000	223,641
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	375,000	384,281
Bristol-Myers Squibb Co., 2.55%, 11/13/50	404,000	387,292
Jazz Securities DAC, 4.375%, 1/15/29(1)	333,000	345,671
Royalty Pharma plc, 2.20%, 9/2/30(1)	832,000	816,759
Viatris, Inc., 2.70%, 6/22/30(1)	612,000	619,337
Viatris, Inc., 4.00%, 6/22/50(1)	268,000	283,910
		3,681,212
Real Estate Management and Development — 0.3%
Essential Properties LP, 2.95%, 7/15/31	640,000	640,826
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	759,000	757,770
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	290,000	303,569
		1,702,165
Road and Rail — 0.7%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	347,000	422,823
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	240,000	262,652
CSX Corp., 3.25%, 6/1/27	615,000	675,255
DAE Funding LLC, 1.55%, 8/1/24(1)	200,000	199,974
DAE Funding LLC, 3.375%, 3/20/28(1)	912,000	935,179
Norfolk Southern Corp., 2.30%, 5/15/31	217,000	219,636
Triton Container International Ltd., 3.15%, 6/15/31(1)	670,000	674,495
Union Pacific Corp., 2.375%, 5/20/31	227,000	232,114

Union Pacific Corp., MTN, 3.55%, 8/15/39	574,000	639,308
		4,261,436
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	555,000	613,585
Microchip Technology, Inc., 4.25%, 9/1/25	1,615,000	1,696,016
		2,309,601
Software — 0.3%
Oracle Corp., 3.60%, 4/1/40	900,000	950,772
salesforce.com, Inc., 1.50%, 7/15/28(3)	575,000	574,261
salesforce.com, Inc., 2.70%, 7/15/41(3)	420,000	423,332
		1,948,365
Specialty Retail — 0.7%
Home Depot, Inc. (The), 2.50%, 4/15/27	250,000	266,568
Home Depot, Inc. (The), 3.90%, 6/15/47	371,000	441,245
Home Depot, Inc. (The), 2.375%, 3/15/51	530,000	491,237
LBM Acquisition LLC, 6.25%, 1/15/29(1)	455,000	459,072
Lowe's Cos., Inc., 1.30%, 4/15/28	520,000	507,797
Lowe's Cos., Inc., 2.625%, 4/1/31	680,000	703,406
Magic Mergeco, Inc., 5.25%, 5/1/28(1)	435,000	446,823
Magic Mergeco, Inc., 7.875%, 5/1/29(1)	350,000	361,375
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	535,000	556,400
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	100,000	102,500
		4,336,423
Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc., 2.65%, 2/8/51	1,255,000	1,229,463
Dell International LLC / EMC Corp., 4.90%, 10/1/26	780,000	901,057
EMC Corp., 3.375%, 6/1/23	1,533,000	1,595,876
HP, Inc., 2.65%, 6/17/31(1)	400,000	400,160
NCR Corp., 5.125%, 4/15/29(1)	610,000	629,825
Seagate HDD Cayman, 4.875%, 3/1/24	188,000	203,144
Seagate HDD Cayman, 4.875%, 6/1/27	550,000	607,093
Western Digital Corp., 4.75%, 2/15/26	550,000	611,875
		6,178,493
Thrifts and Mortgage Finance — 0.4%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)(3)	880,000	887,366
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	785,000	828,540
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	203,000	195,860
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	725,000	725,823
		2,637,589
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	809,000	909,261
BOC Aviation Ltd., MTN, 1.75%, 1/21/26	500,000	495,167
		1,404,428
Transportation Infrastructure — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31(1)(3)	308,000	305,912
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)	200,000	214,330
		520,242
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	513,000	533,199
Wireless Telecommunication Services — 0.9%
Sprint Corp., 7.625%, 2/15/25	1,090,000	1,296,424
T-Mobile USA, Inc., 4.75%, 2/1/28	786,000	842,985
T-Mobile USA, Inc., 3.50%, 4/15/31	731,000	757,170
T-Mobile USA, Inc., 3.50%, 4/15/31(1)	360,000	372,888
Vodafone Group plc, 4.375%, 2/19/43	727,000	850,478

Vodafone Group plc, VRN, 4.125%, 6/4/81	1,270,000	1,269,682
		5,389,627
TOTAL CORPORATE BONDS (Cost $237,763,419)		241,945,477
U.S. TREASURY SECURITIES — 20.0%
U.S. Treasury Bonds, 4.375%, 11/15/39(4)	600,000	834,867
U.S. Treasury Bonds, 1.125%, 5/15/40(4)	400,000	345,438
U.S. Treasury Bonds, 1.125%, 8/15/40(4)	1,800,000	1,549,125
U.S. Treasury Bonds, 1.875%, 2/15/41	8,600,000	8,421,281
U.S. Treasury Bonds, 2.25%, 5/15/41	2,800,000	2,914,187
U.S. Treasury Bonds, 3.125%, 11/15/41	638,000	760,765
U.S. Treasury Bonds, 3.125%, 2/15/42	1,500,000	1,789,863
U.S. Treasury Bonds, 3.00%, 5/15/42	3,233,000	3,785,641
U.S. Treasury Bonds, 2.75%, 11/15/42	1,085,000	1,222,193
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	460,156
U.S. Treasury Bonds, 3.625%, 2/15/44	455,000	588,247
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	200,000	240,086
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	235,516
U.S. Treasury Bonds, 2.50%, 2/15/45	700,000	757,586
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	236,523
U.S. Treasury Bonds, 2.50%, 2/15/46	2,300,000	2,492,266
U.S. Treasury Bonds, 2.25%, 8/15/46	1,500,000	1,551,445
U.S. Treasury Bonds, 3.375%, 11/15/48	2,000,000	2,554,375
U.S. Treasury Bonds, 2.25%, 8/15/49	2,500,000	2,590,625
U.S. Treasury Bonds, 2.375%, 11/15/49	1,890,000	2,013,145
U.S. Treasury Bonds, 1.625%, 11/15/50	600,000	539,062
U.S. Treasury Bonds, 2.375%, 5/15/51	6,000,000	6,407,344
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	6,175,380	6,722,731
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	6,264,120	6,973,932
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	13,540,670	14,949,857
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	2,564,700	2,824,898
U.S. Treasury Notes, 0.125%, 2/28/23(4)	19,000,000	18,978,477
U.S. Treasury Notes, 0.25%, 3/15/24	9,500,000	9,463,633
U.S. Treasury Notes, 0.375%, 4/15/24	6,500,000	6,492,891
U.S. Treasury Notes, 0.375%, 11/30/25	1,500,000	1,473,223
U.S. Treasury Notes, 0.375%, 1/31/26	3,000,000	2,940,352
U.S. Treasury Notes, 0.75%, 3/31/26	4,100,000	4,082,223
U.S. Treasury Notes, 0.50%, 8/31/27	1,900,000	1,832,609
TOTAL U.S. TREASURY SECURITIES (Cost $118,577,624)		119,024,562
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%
Private Sponsor Collateralized Mortgage Obligations — 11.1%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.66%, 3/25/35	155,456	158,211
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(1)	119,003	121,244
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	2,166,000	2,277,955
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.76%, 6/25/34	80,513	82,317
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	55,067	55,980
Bellemeade Re Ltd., Series 2018-3A, Class B1, VRN, 3.99%, (1-month LIBOR plus 3.90%), 10/25/28(1)	850,000	874,631
Bellemeade Re Ltd., Series 2020-1A, Class M1B, VRN, 3.49%, (1-month LIBOR plus 3.40%), 6/25/30(1)	571,454	571,728
Bellemeade Re Ltd., Series 2020-2A, Class M1B, VRN, 3.29%, (1-month LIBOR plus 3.20%), 8/26/30(1)	1,692,000	1,703,919
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.44%, (1-month LIBOR plus 3.35%), 10/25/27(1)	411,256	412,713
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 2.99%, (1-month LIBOR plus 2.90%), 4/25/28(1)	1,750,000	1,773,247
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.67%, 7/25/49(1)	2,916,000	2,947,240
Citigroup Mortgage Loan Trust, Series 2015-PS1, Class B3, VRN, 5.25%, 9/25/42(1)	625,989	665,112

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.02%, 8/25/34	406,352	416,206
COLT Funding LLC, Series 2021-3R, Class A3 SEQ, VRN, 1.51%, 12/25/64(1)	3,104,244	3,106,289
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(1)	347	349
COLT Mortgage Loan Trust, Series 2020-2, Class M1, VRN, 5.25%, 3/25/65(1)	1,590,000	1,656,790
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,563	3,462
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(1)	1,152	1,168
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class B1, VRN, 3.89%, 10/25/59(1)	1,070,850	1,104,282
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.20%, 5/25/65(1)	2,603,956	2,600,176
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, VRN, 4.26%, 7/25/59(1)	1,500,000	1,503,456
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	1,325,000	1,337,249
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 11/25/28(1)	1,600,000	1,612,103
Eagle RE Ltd., Series 2019-1, Class M2, VRN, 3.39%, (1-month LIBOR plus 3.30%), 4/25/29(1)	1,091,000	1,107,137
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.26%, 5/25/65(1)	1,000,000	1,049,144
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 10/25/34	301,859	312,460
Galton Funding Mortgage Trust 2019-H1, Series 2019-H1, Class B1 SEQ, VRN, 3.89%, 10/25/59(1)	2,000,000	2,020,141
GCAT Trust, Series 2019-NQM3, Class B1, VRN, 3.95%, 11/25/59(1)	1,100,000	1,149,338
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.35%, 9/27/60(1)	108	110
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.34%, 6/25/34	68,561	68,740
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.55%, 5/25/34	112,439	110,547
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	141,196	144,559
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.34%, (1-month LIBOR plus 3.25%), 10/25/30(1)	775,000	783,622
Home RE Ltd., Series 2020-1, Class M1C, VRN, 4.24%, (1-month LIBOR plus 4.15%), 10/25/30(1)	650,000	660,751
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A3, VRN, 2.05%, 10/25/55(1)	644,614	647,450
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class M1, VRN, 3.53%, 10/25/55(1)	800,000	810,623
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	12,758	12,920
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(1)	73,910	74,850
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.03%, 10/25/49(1)	3,213,728	3,377,132
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B4, VRN, 4.53%, 3/25/50(1)	1,156,062	1,197,770
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.88%, 11/21/34	93,909	94,941
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 11/25/35	161,518	161,472
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	146,992	148,363
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.81%, 2/25/35	73,869	74,768
MFA Trust, Series 2020-NQM1, Class A1 SEQ, VRN, 1.48%, 3/25/65(1)	637	643
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(1)	132,355	141,165
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class M1 SEQ, VRN, 3.89%, 5/24/60(1)	3,577,000	3,701,845
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.09%, (1-month LIBOR plus 7.00%), 7/25/30(1)	1,250,000	1,289,321
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.49%, (1-month LIBOR plus 2.40%), 10/25/30(1)	209,194	210,163
Oaktown Re V Ltd., Series 2020-2A, Class M1B, VRN, 3.69%, (1-month LIBOR plus 3.60%), 10/25/30(1)	350,000	356,483
Radnor RE Ltd., Series 2020-2, Class M1B, VRN, 4.09%, (1-month LIBOR plus 4.00%), 10/25/30(1)	705,269	708,452
Radnor RE Ltd., Series 2020-2, Class M1C, VRN, 4.69%, (1-month LIBOR plus 4.60%), 10/25/30(1)	500,000	507,041
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.71%, (SOFR plus 1.70%), 12/27/33(1)	2,000,000	2,001,875
Seasoned Credit Risk Transfer Trust Series, Series 2021-1, Class M, 4.25%, 9/25/60(1)	2,000,000	2,063,638
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	151,821	155,152
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(1)	584,000	584,286
Starwood Mortgage Residential Trust, Series 2020-2, Class M1E, 3.00%, 4/25/60(1)	3,000,000	3,015,392
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.45%, 7/25/34	195,846	201,616
Traingle RE Ltd., Series 2020-1, Class M1C, VRN, 4.59%, (1-month LIBOR plus 4.50%), 10/25/30(1)	1,350,000	1,378,807
Verus Securitization Trust, Series 2020-2, Class B1 SEQ, VRN, 5.36%, 5/25/60(1)	1,920,000	2,007,859
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	900,000	956,885
Verus Securitization Trust, Series 2020-INV1, Class B1, VRN, 5.75%, 3/25/60(1)	1,100,000	1,146,126
Verus Securitization Trust, Series 2021-2, Class A3, VRN, 1.55%, 2/25/66(1)	3,199,485	3,198,751
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	2,600,000	2,728,998
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	30,219	31,321
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	178,605	174,780
		65,553,264

U.S. Government Agency Collateralized Mortgage Obligations — 3.6%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/25/24	182,667	186,506
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/24	66,642	67,193
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.79%, (1-month LIBOR plus 3.70%), 4/25/28	241,814	248,084
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25	188,265	191,190
FHLMC, Series 2016-DNA1, Class M3, VRN, 5.64%, (1-month LIBOR plus 5.55%), 7/25/28	705,068	739,692
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.74%, (1-month LIBOR plus 4.65%), 10/25/28	382,386	399,812
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.09%, (1-month LIBOR plus 5.00%), 12/25/28	1,017,255	1,064,493
FHLMC, Series 2016-DNA4, Class M3, VRN, 3.89%, (1-month LIBOR plus 3.80%), 3/25/29	393,391	407,814
FHLMC, Series 2016-HQA4, Class M3, VRN, 3.99%, (1-month LIBOR plus 3.90%), 4/25/29	431,404	449,788
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.34%, (1-month LIBOR plus 3.25%), 7/25/29	611,238	633,863
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.54%, (1-month LIBOR plus 3.45%), 10/25/29	1,682,000	1,759,140
FHLMC, Series 2018-DNA2, Class B1, VRN, 3.79%, (1-month LIBOR plus 3.70%), 12/25/30(1)	620,000	645,310
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.39%, (1-month LIBOR plus 2.30%), 10/25/48(1)	134,000	135,367
FHLMC, Series 2018-HRP1, Class M2, VRN, 1.74%, (1-month LIBOR plus 1.65%), 4/25/43(1)	1,790,327	1,793,432
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.44%, (1-month LIBOR plus 4.35%), 3/25/49(1)	600,000	625,020
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.54%, (1-month LIBOR plus 2.45%), 3/25/49(1)	277,564	282,168
FHLMC, Series 2019-FTR2, Class B1, VRN, 3.09%, (1-month LIBOR plus 3.00%), 11/25/48(1)	4,132,000	4,033,653
FHLMC, Series 2019-FTR2, Class M2, VRN, 2.24%, (1-month LIBOR plus 2.15%), 11/25/48(1)	520,000	520,070
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.19%, (1-month LIBOR plus 5.10%), 6/25/50(1)	900,000	944,833
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 6/25/50(1)	623,527	627,543
FHLMC, Series 2020-DNA4, Class B1, VRN, 6.09%, (1-month LIBOR plus 6.00%), 8/25/50(1)	90,000	96,784
FHLMC, Series 2020-HQA2, Class M2, VRN, 3.19%, (1-month LIBOR plus 3.10%), 3/25/50(1)	250,000	254,213
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.69%, (1-month LIBOR plus 3.60%), 7/25/50(1)	251,715	255,020
FHLMC, Series 3397, Class GF, VRN, 0.57%, (1-month LIBOR plus 0.50%), 12/15/37	135,792	137,115
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	2,415,000	369,797
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	356,435	368,842
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	350,992	354,777
FNMA, Series 2014-C03, Class 2M2, VRN, 2.99%, (1-month LIBOR plus 2.90%), 7/25/24	139,367	140,884
FNMA, Series 2014-C04, Class 1M2, VRN, 4.99%, (1-month LIBOR plus 4.90%), 11/25/24	311,539	322,506
FNMA, Series 2014-C04, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 5.00%), 11/25/24	248,328	255,088
FNMA, Series 2015-C02, Class 1M2, VRN, 4.09%, (1-month LIBOR plus 4.00%), 5/25/25	79,365	81,103
FNMA, Series 2015-C03, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 5.00%), 7/25/25	111,524	113,086
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	585,617	621,294
FNMA, Series 2016-C01, Class 1M2, VRN, 6.84%, (1-month LIBOR plus 6.75%), 8/25/28	85,418	91,501
FNMA, Series 2016-C01, Class 2M2, VRN, 7.04%, (1-month LIBOR plus 6.95%), 8/25/28	834,797	886,095
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	78,413	82,925
FNMA, Series 2016-C04, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 1/25/29	451,049	471,248
FNMA, Series 2016-C06, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 4/25/29	445,413	463,485
FNMA, Series 2017-C03, Class 1M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 10/25/29	200,555	206,998
GNMA, Series 2007-5, Class FA, VRN, 0.23%, (1-month LIBOR plus 0.14%), 2/20/37	154,653	154,409
		21,482,141
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,592,407)		87,035,405
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 2.43%, (1-year H15T1Y plus 2.26%), 4/1/37	31,121	33,164
FHLMC, VRN, 2.17%, (12-month LIBOR plus 1.78%), 2/1/38	41,909	44,507
FHLMC, VRN, 2.23%, (12-month LIBOR plus 1.87%), 6/1/38	79,179	82,691
FHLMC, VRN, 2.63%, (12-month LIBOR plus 1.88%), 7/1/40	19,852	20,967
FHLMC, VRN, 2.30%, (12-month LIBOR plus 1.77%), 9/1/40	52,887	55,076
FHLMC, VRN, 2.15%, (12-month LIBOR plus 1.88%), 5/1/41	36,949	38,558
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.86%), 7/1/41	77,549	82,454
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.64%), 2/1/43	9,289	9,533
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 5/1/43	26,495	27,823

FHLMC, VRN, 1.87%, (12-month LIBOR plus 1.62%), 6/1/43	971	975
FHLMC, VRN, 2.46%, (12-month LIBOR plus 1.65%), 6/1/43	32,908	33,068
FHLMC, VRN, 3.23%, (12-month LIBOR plus 1.62%), 6/1/44	69,818	72,883
FHLMC, VRN, 2.24%, (12-month LIBOR plus 1.63%), 8/1/46	149,498	155,651
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	86,881	90,595
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	15,117	15,773
FNMA, VRN, 2.09%, (12-month LIBOR plus 1.72%), 12/1/37	24,495	24,803
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	25,734	26,796
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.79%), 8/1/40	80,576	85,010
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	96,781	102,295
FNMA, VRN, 2.45%, (12-month LIBOR plus 1.75%), 8/1/41	57,404	60,613
FNMA, VRN, 2.06%, (12-month LIBOR plus 1.57%), 3/1/43	12,754	13,095
FNMA, VRN, 1.93%, (12-month LIBOR plus 1.57%), 1/1/45	69,503	70,909
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.60%), 4/1/46	450,049	473,381
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	31,038	32,474
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	447,555	469,069
		2,122,163
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 12.6%
FHLMC, 7.00%, 9/1/27	107	121
FHLMC, 6.50%, 1/1/28	174	195
FHLMC, 7.00%, 2/1/28	24	27
FHLMC, 6.50%, 3/1/29	1,088	1,234
FHLMC, 6.50%, 6/1/29	1,552	1,741
FHLMC, 7.00%, 8/1/29	130	144
FHLMC, 6.50%, 5/1/31	1,411	1,582
FHLMC, 6.50%, 6/1/31	152	171
FHLMC, 5.50%, 12/1/33	14,777	16,822
FHLMC, 6.00%, 9/1/35	228,639	271,611
FHLMC, 5.50%, 12/1/37	18,725	21,815
FHLMC, 5.50%, 1/1/38	28,871	33,564
FHLMC, 6.00%, 2/1/38	117,602	139,734
FHLMC, 5.50%, 4/1/38	58,896	68,598
FHLMC, 6.00%, 8/1/38	7,598	8,640
FNMA, 6.50%, 1/1/26	668	749
FNMA, 7.00%, 12/1/27	121	125
FNMA, 7.50%, 4/1/28	1,690	1,871
FNMA, 7.00%, 5/1/28	1,552	1,608
FNMA, 7.00%, 6/1/28	28	28
FNMA, 6.50%, 1/1/29	183	208
FNMA, 6.50%, 4/1/29	720	807
FNMA, 7.00%, 7/1/29	111	111
FNMA, 7.50%, 7/1/29	844	854
FNMA, 7.50%, 9/1/30	488	568
FNMA, 7.00%, 9/1/31	2,399	2,534
FNMA, 6.50%, 1/1/32	634	711
FNMA, 6.50%, 8/1/32	3,081	3,500
FNMA, 5.50%, 2/1/33	150,794	173,961
FNMA, 5.50%, 6/1/33	8,954	10,330
FNMA, 5.50%, 7/1/33	48,987	56,485
FNMA, 5.50%, 8/1/33	23,212	26,814
FNMA, 5.50%, 9/1/33	26,422	30,504
FNMA, 4.50%, 10/1/33	96,762	106,525
FNMA, 6.00%, 12/1/33	193,591	229,730
FNMA, 5.50%, 1/1/34	19,061	21,879
FNMA, 5.50%, 2/1/34	87,214	99,366

FNMA, 3.50%, 3/1/34	736,993	793,715
FNMA, 5.50%, 4/1/34	56,831	65,577
FNMA, 5.50%, 4/1/34	171,434	196,288
FNMA, 5.50%, 8/1/34	53,921	62,471
FNMA, 4.50%, 1/1/35	506,332	557,342
FNMA, 5.50%, 12/1/35	279,789	324,259
FNMA, 5.50%, 4/1/36	34,718	40,253
FNMA, 5.50%, 5/1/36	70,310	81,494
FNMA, 5.50%, 7/1/36	27,581	31,453
FNMA, 5.50%, 12/1/36	13,876	16,090
FNMA, 5.50%, 2/1/37	9,666	11,225
FNMA, 5.50%, 5/1/37	13,663	15,886
FNMA, 6.00%, 7/1/37	41,834	49,608
FNMA, 6.00%, 8/1/37	45,112	53,550
FNMA, 6.50%, 8/1/37	8,250	9,450
FNMA, 6.00%, 9/1/37	144,107	170,496
FNMA, 6.00%, 11/1/37	181,610	215,036
FNMA, 5.50%, 12/1/37	70,761	82,358
FNMA, 5.50%, 2/1/38	13,229	15,131
FNMA, 5.50%, 6/1/38	36,842	42,843
FNMA, 6.50%, 9/1/38	93,464	107,121
FNMA, 5.50%, 12/1/38	50,970	58,199
FNMA, 5.50%, 1/1/39	391,774	456,236
FNMA, 4.50%, 2/1/39	80,786	90,171
FNMA, 4.50%, 4/1/39	208,173	232,460
FNMA, 4.50%, 5/1/39	559,262	624,510
FNMA, 6.50%, 5/1/39	95,926	111,869
FNMA, 4.50%, 10/1/39	1,011,297	1,129,309
FNMA, 4.00%, 10/1/40	993,514	1,106,415
FNMA, 4.50%, 11/1/40	885,455	986,654
FNMA, 4.00%, 8/1/41	906,671	1,001,982
FNMA, 4.50%, 9/1/41	432,294	477,411
FNMA, 3.50%, 10/1/41	578,101	620,492
FNMA, 3.50%, 2/1/42	443,655	478,088
FNMA, 3.50%, 5/1/42	262,692	284,744
FNMA, 3.50%, 6/1/42	2,014,332	2,186,030
FNMA, 3.50%, 8/1/42	78,207	83,927
FNMA, 3.50%, 8/1/42	660,210	713,706
FNMA, 3.50%, 9/1/42	170,884	184,707
FNMA, 3.50%, 5/1/45	469,364	504,987
FNMA, 4.00%, 11/1/45	593,305	642,139
FNMA, 4.00%, 11/1/45	247,368	267,727
FNMA, 4.00%, 2/1/46	800,446	867,794
FNMA, 4.00%, 4/1/46	770,691	834,201
FNMA, 3.50%, 2/1/47	1,154,449	1,236,146
FNMA, 3.50%, 7/1/47	674,028	713,706
FNMA, 6.50%, 8/1/47	3,025	3,275
FNMA, 6.50%, 9/1/47	6,092	6,573
FNMA, 6.50%, 9/1/47	296	320
FNMA, 6.50%, 9/1/47	3,199	3,451
FNMA, 4.00%, 6/1/48	1,675,685	1,789,699
FNMA, 4.00%, 10/1/48	262,849	281,286
FNMA, 4.50%, 2/1/49	430,082	463,671
FNMA, 3.50%, 5/1/49	154,381	162,518
FNMA, 4.00%, 6/1/49	378,148	402,752

FNMA, 2.50%, 6/1/51	2,695,196	2,791,092
GNMA, 2.50%, TBA	25,100,000	25,976,539
GNMA, 3.00%, TBA	7,500,000	7,825,928
GNMA, 7.00%, 11/15/22	172	173
GNMA, 7.00%, 4/20/26	116	129
GNMA, 7.50%, 8/15/26	271	302
GNMA, 8.00%, 8/15/26	117	127
GNMA, 8.00%, 6/15/27	336	337
GNMA, 7.00%, 2/15/28	94	94
GNMA, 7.50%, 2/15/28	11	11
GNMA, 6.50%, 3/15/28	451	503
GNMA, 6.50%, 5/15/28	11	13
GNMA, 6.50%, 5/15/28	1,524	1,700
GNMA, 7.00%, 5/15/31	1,466	1,718
GNMA, 5.50%, 12/15/32	58,796	68,616
GNMA, 4.50%, 8/15/33	74,702	83,834
GNMA, 6.00%, 9/20/38	62,489	71,314
GNMA, 5.50%, 11/15/38	74,569	85,865
GNMA, 5.50%, 11/15/38	18,833	21,046
GNMA, 5.50%, 12/20/38	39,734	46,646
GNMA, 6.00%, 1/20/39	14,351	16,803
GNMA, 5.00%, 3/20/39	99,610	112,734
GNMA, 4.50%, 4/15/39	109,336	123,525
GNMA, 4.50%, 6/15/39	234,285	264,507
GNMA, 4.50%, 1/15/40	140,097	158,216
GNMA, 4.50%, 4/15/40	148,430	168,807
GNMA, 4.00%, 7/15/40	113,465	124,669
GNMA, 4.00%, 11/20/40	1,333,828	1,460,109
GNMA, 4.50%, 12/15/40	299,619	340,828
GNMA, 4.50%, 7/20/41	418,856	463,495
GNMA, 3.50%, 6/20/42	694,358	743,641
GNMA, 2.50%, 7/20/46	1,693,718	1,768,358
GNMA, 2.50%, 2/20/47	332,337	346,930
UMBS, 3.00%, TBA	8,000,000	8,339,531
		74,692,208
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $76,353,254)		76,814,371
COLLATERALIZED LOAN OBLIGATIONS — 7.6%
Aimco CLO 12 Ltd., Series 2020-12A, Class C, VRN, 2.38%, (3-month LIBOR plus 2.15%), 1/17/32(1)	1,250,000	1,253,975
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 2.74%, (3-month LIBOR plus 2.55%), 1/20/33(1)	200,000	201,445
Anchorage Capital CLO Ltd., Series 2020-16A, Class B, VRN, 2.39%, (3-month LIBOR plus 2.20%), 10/20/31(1)	1,000,000	1,003,955
ARES L CLO Ltd., Series 2018-50A, Class CR, VRN, 2.02%, (3-month LIBOR plus 1.90%), 1/15/32(1)	1,300,000	1,297,538
Atrium IX, Series 9A, Class BR2, VRN, 1.64%, (3-month LIBOR plus 1.50%), 5/28/30(1)	950,000	943,171
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.64%, (3-month LIBOR plus 1.45%), 4/20/31(1)	575,000	573,481
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.59%, (3-month LIBOR plus 1.40%), 4/17/31(1)	200,000	198,765
Deer Creek CLO Ltd., Series 2017-1A, Class A, VRN, 1.37%, (3-month LIBOR plus 1.18%), 10/20/30(1)	1,150,000	1,152,223
Dryden Senior Loan Fund, Series 2021-87A, Class D, VRN, 3.07%, (3-month LIBOR plus 2.95%), 5/20/34(1)(3)	1,250,000	1,250,000
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A2LR, VRN, 1.81%, (3-month LIBOR plus 1.65%), 8/15/30(1)	150,000	149,872
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 1.88%, (3-month LIBOR plus 1.70%), 4/15/33(1)	2,250,000	2,255,499
Elmwood CLO V Ltd., Series 2020-2A, Class B, VRN, 2.38%, (3-month LIBOR plus 2.20%), 7/24/31(1)	375,000	376,068
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 2.93%, (3-month LIBOR plus 2.75%), 7/24/31(1)	3,000,000	3,012,626
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.44%, (3-month LIBOR plus 2.25%), 1/17/34(1)	1,000,000	1,007,512
Elmwood CLO VIII Ltd., Series 2021-1A, Class C1, VRN, 2.07%, (3-month LIBOR plus 1.95%), 1/20/34(1)	1,000,000	998,546
Flatiron CLO Ltd., Series 2020-1A, Class C, VRN, 2.61%, (3-month LIBOR plus 2.45%), 11/20/33(1)	950,000	962,863

Goldentree Loan Management US CLO Ltd., Series 2019-4A, Class CR, VRN, 2.14%, (3-month LIBOR plus 2.00%), 4/24/31(1)	1,625,000	1,628,169
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class A, VRN, 1.49%, (3-month LIBOR plus 1.30%), 10/20/32(1)	700,000	702,560
Kayne CLO 10 Ltd., Series 2021-10A, Class D, VRN, 2.95%, (3-month LIBOR plus 2.75%), 4/23/34(1)	1,000,000	994,524
Kayne CLO 9 Ltd., Series 2020-9A, Class B1, VRN, 2.14%, (3-month LIBOR plus 1.90%), 1/15/34(1)	1,400,000	1,411,120
KKR CLO Ltd., Series 19, Class A2, VRN, 1.68%, (3-month LIBOR plus 1.50%), 10/15/30(1)	3,000,000	2,969,431
KKR CLO Ltd., Series 2030A, Class B1, VRN, 2.19%, (3-month LIBOR plus 2.00%), 10/17/31(1)	500,000	501,203
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.68%, (3-month LIBOR plus 1.50%), 4/15/31(1)	450,000	448,603
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.03%, (3-month LIBOR plus 1.85%), 1/15/33(1)	1,000,000	1,003,749
Magnetite Xxix Ltd., Series 2021-29A, Class D, VRN, 2.70%, (3-month LIBOR plus 2.60%), 1/15/34(1)	1,125,000	1,129,333
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class B, VRN, 1.69%, (3-month LIBOR plus 1.50%), 10/18/30(1)	1,500,000	1,498,684
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.04%, (3-month LIBOR plus 2.85%), 1/20/31(1)	650,000	652,273
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class BS, VRN, 2.09%, (3-month LIBOR plus 1.90%), 4/21/31(1)	500,000	500,951
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class CR, VRN, 2.24%, (3-month LIBOR plus 2.05%), 7/20/30(1)	750,000	751,707
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 2.03%, (3-month LIBOR plus 1.85%), 10/15/32(1)	200,000	200,495
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class AR, VRN, 1.29%, (3-month LIBOR plus 1.16%), 7/20/34(1)	1,500,000	1,503,404
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class D, VRN, 3.18%, (3-month LIBOR plus 3.05%), 7/20/34(1)	850,000	856,933
Octagon Investment Partners Ltd., Series 2021-1A, Class D, VRN, 3.18%, (3-month LIBOR plus 3.05%), 7/15/34(1)(3)	1,450,000	1,450,000
OHA Credit Funding Ltd., Series 2021-9A, Class C, VRN, 2.03%, (3-month LIBOR plus 1.90%), 7/19/35(1)	950,000	944,735
OHA Credit Funding Ltd., Series 2021-9A, Class D, VRN, 3.08%, (3-month LIBOR plus 2.95%), 7/19/35(1)	850,000	855,202
OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, VRN, 3.06%, (3-month LIBOR plus 2.90%), 2/20/34(1)	1,100,000	1,105,086
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.63%, (3-month LIBOR plus 2.45%), 10/15/32(1)	950,000	954,308
Rockford Tower CLO Ltd., Series 2017-3A, Class D, VRN, 2.84%, (3-month LIBOR plus 2.65%), 10/20/30(1)	1,000,000	991,389
Rockford Tower CLO Ltd., Series 2018-1A, Class C, VRN, 2.21%, (3-month LIBOR plus 2.05%), 5/20/31(1)	1,250,000	1,254,338
Rockford Tower CLO Ltd., Series 2018-1A, Class D, VRN, 3.16%, (3-month LIBOR plus 3.00%), 5/20/31(1)	900,000	903,366
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(1)	1,100,000	1,106,761
Rockford Tower CLO Ltd., Series 2021-1A, Class C, VRN, 2.08%, (3-month LIBOR plus 2.00%), 7/20/34(1)	825,000	822,324
Rockford Tower CLO Ltd., Series 2021-1A, Class D, VRN, 3.08%, (3-month LIBOR plus 3.00%), 7/20/34(1)	750,000	753,830
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 1.58%, (3-month LIBOR plus 1.40%), 4/25/31(1)	350,000	347,859
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $44,770,717)		44,879,876
ASSET-BACKED SECURITIES — 4.3%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)(3)	1,200,000	1,199,789
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)(3)	2,500,000	2,504,005
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	467,148	478,957
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)	1,447,704	1,467,880
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(1)	510,000	511,573
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(1)	944,000	941,606
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	1,100,000	1,120,039
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/28(1)(3)	1,400,000	1,399,988
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,251,933	1,331,303
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)	781,481	789,213
Hardee's Funding LLC, Series 2021-1A, Class A2 SEQ, 2.87%, 6/20/51(1)	1,000,000	1,006,911
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	2,500,000	2,512,658
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	214,945	217,061
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	153,485	158,900
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(1)	1,273,816	1,288,179
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	1,000,000	1,008,963
Progress Residential Trust, Series 2018-SFR3, Class G, 5.62%, 10/17/35(1)	1,400,000	1,412,410
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	274,762	278,062
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	160,551	164,875
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)	204,960	210,045

Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	500,000	507,338
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 7/17/38(1)	1,200,000	1,217,659
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	427,475	428,585
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	125,703	127,558
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	764,504	800,644
Wendy's Funding LLC, Series 2021-1A, Class A2II SEQ, 2.78%, 6/15/51(1)	2,325,000	2,356,256
TOTAL ASSET-BACKED SECURITIES (Cost $25,344,192)		25,440,457
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	330,000	496,583
California State University Rev., 2.98%, 11/1/51	400,000	410,326
Chicago GO, 7.05%, 1/1/29	45,000	52,375
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	190,000	288,838
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	108,098
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	410,577
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	255,000	260,934
Houston GO, 3.96%, 3/1/47	255,000	306,280
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	221,046
Los Angeles Unified School District GO, 5.75%, 7/1/34	300,000	405,466
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	240,000	349,052
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	185,000	272,022
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47(3)	780,000	792,368
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	64,154
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	300,000	493,150
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	64,075
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	467,926
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	160,000	191,529
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	240,000	360,822
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	208,246
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	239,558
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	395,000	539,688
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	355,000	495,824
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	178,000	253,348
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	130,000	145,391
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	180,000	250,215
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	215,000	234,652
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	230,000	288,791
State of California GO, 4.60%, 4/1/38	140,000	163,777
State of California GO, 7.55%, 4/1/39	260,000	443,822
State of California GO, 7.30%, 10/1/39	135,000	216,287
State of California GO, 7.60%, 11/1/40	25,000	43,715
State of Washington GO, 5.14%, 8/1/40	190,000	262,077
TOTAL MUNICIPAL SECURITIES (Cost $9,029,702)		9,801,012
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.2%
Brazil — 0.2%
Brazilian Government International Bond, 6.00%, 4/7/26	1,000,000	1,169,865
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	151,000	151,711
Chile Government International Bond, 3.625%, 10/30/42	153,000	163,116
		314,827
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37	500,000	659,390
Dominican Republic†
Dominican Republic International Bond, 5.95%, 1/25/27	200,000	225,400

Egypt — 0.1%
Egypt Government International Bond, 8.50%, 1/31/47	800,000	835,900
Ghana — 0.1%
Ghana Government International Bond, 7.875%, 2/11/35	300,000	294,999
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47	400,000	422,220
Namibia†
Namibia International Bond, 5.25%, 10/29/25	200,000	214,862
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	217,000	295,293
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	299,000	412,438
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	235,000	332,107
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	265,000	277,014
Russia†
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	200,000	251,912
South Africa†
Republic of South Africa Government International Bond, 5.875%, 6/22/30	200,000	228,662
Sri Lanka — 0.1%
Sri Lanka Government International Bond, 7.55%, 3/28/30	500,000	316,480
Tunisia†
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	200,000	187,092
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36	200,000	202,629
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	125,000	143,861
Uruguay Government International Bond, 4.125%, 11/20/45	211,000	250,134
		393,995
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $6,978,554)		7,035,085
PREFERRED STOCKS — 0.7%
Banks — 0.3%
Banco Santander SA, 4.75%	960,000	973,920
BNP Paribas SA, 4.625%(1)	520,000	542,630
		1,516,550
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	610,000	619,333
Trading Companies and Distributors — 0.3%
Air Lease Corp., 4.65%	820,000	851,775
Aircastle Ltd., 5.25%(1)	880,000	891,000
		1,742,775
TOTAL PREFERRED STOCKS (Cost $3,787,035)		3,878,658
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BXMT, Ltd., Series 2020-FL2, Class D, VRN, 2.07%, (1-month LIBOR plus 1.95%), 2/15/38(1) (Cost $1,751,079)	1,750,000	1,757,795
BANK LOAN OBLIGATIONS(5) — 0.2%
Food and Staples Retailing†
United Natural Foods, Inc., Term Loan B, 3.60%, (1-month LIBOR plus 3.50%), 10/22/25	116,661	116,898
Health Care Equipment and Supplies — 0.1%
Avantor Funding, Inc., USD Term Loan B3, 3.00%, (1-month LIBOR plus 2.00%), 11/21/24	274,545	275,175
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28	782,040	778,130
TOTAL BANK LOAN OBLIGATIONS (Cost $1,171,969)		1,170,203

TEMPORARY CASH INVESTMENTS — 5.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $9,157,141), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $8,977,234)		8,977,232
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/43, valued at $15,265,437), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $14,966,008)		14,966,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,565,977	5,565,977
TOTAL TEMPORARY CASH INVESTMENTS (Cost $29,509,209)		29,509,209
TOTAL INVESTMENT SECURITIES — 109.2% (Cost $641,629,161)		648,292,110
OTHER ASSETS AND LIABILITIES — (9.2)%		(54,417,750)
TOTAL NET ASSETS — 100.0%		$593,874,360

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,832,397	USD	1,920,953	Goldman Sachs & Co.	9/15/21	$37,994
USD	913,237	BRL	4,647,005	Goldman Sachs & Co.	9/15/21	(12,604)
CAD	1,051,505	USD	869,587	Bank of America N.A.	9/15/21	(21,353)
USD	864,341	CAD	1,051,505	Bank of America N.A.	9/15/21	16,106
USD	1,255,112	CHF	1,122,585	Morgan Stanley	9/15/21	39,455
COP	2,668,418,507	USD	740,394	Goldman Sachs & Co.	9/15/21	(32,074)
USD	4,464,158	EUR	3,659,734	JPMorgan Chase Bank N.A.	9/15/21	118,023
GBP	2,074,673	USD	2,930,268	Bank of America N.A.	9/15/21	(59,895)
IDR	22,759,648,086	USD	1,577,901	Goldman Sachs & Co.	9/15/21	(29,073)
USD	1,271,433	INR	93,853,372	Goldman Sachs & Co.	9/15/21	20,465
JPY	157,150,615	USD	1,434,394	Goldman Sachs & Co.	9/15/21	(18,947)
KZT	252,251,300	USD	581,693	Goldman Sachs & Co.	9/15/21	311
MXN	224	USD	11	Morgan Stanley	9/15/21	—
MYR	7,779,306	USD	1,887,036	Goldman Sachs & Co.	9/15/21	(17,693)
NZD	1,013,265	USD	708,494	Bank of America N.A.	9/15/21	(380)
USD	726,916	NZD	1,013,265	Bank of America N.A.	9/15/21	18,803
USD	1,644,682	PHP	79,054,918	Goldman Sachs & Co.	9/15/21	34,592
USD	1,459,635	THB	45,607,744	Goldman Sachs & Co.	9/15/21	37,020
ZAR	1,662,779	USD	120,090	UBS AG	9/15/21	(4,740)
						$126,010

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	70	September 2021	$8,640,078	$(37,519)
U.S. Treasury Long Bonds	70	September 2021	11,252,500	193,640
U.S. Treasury Ultra Bonds	5	September 2021	963,438	6,002
			$20,856,016	$162,123
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	35	September 2021	$4,637,500	$207
U.S. Treasury 10-Year Ultra Notes	197	September 2021	28,999,016	(300,449)
			$33,636,516	$(300,242)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 36	Buy	(5.00)%	6/20/26	$18,600,000	$(1,771,746)	$(140,694)	$(1,912,440)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	5.44%	5/22/23	MXN	301,000,000	$512	$(156,222)	$(155,710)
MXIBTIIE	Pay	5.44%	5/22/23	MXN	301,000,000	511	(156,222)	(155,711)
						$1,023	$(312,444)	$(311,421)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,500,000	$(513)	$65,471	$64,958
CPURNSA	Receive	2.34%	2/5/26	$5,000,000	530	136,737	137,267
CPURNSA	Receive	2.33%	2/8/26	$5,000,000	531	137,163	137,694
CPURNSA	Receive	2.36%	2/9/26	$5,000,000	531	130,935	131,466
CPURNSA	Receive	2.30%	2/24/26	$5,000,000	531	140,574	141,105
CPURNSA	Receive	2.14%	12/16/30	$1,000,000	511	50,728	51,239
CPURNSA	Receive	2.40%	2/9/31	$5,000,000	554	106,809	107,363
					$2,675	$768,417	$771,092

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
IO	-	Interest Only
JPY	-	Japanese Yen
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	-	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $242,003,742, which represented 40.7% of total net assets. Of these securities, 0.8% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Perpetual maturity with no stated maturity date.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,116,240.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	241,945,477	—
U.S. Treasury Securities	—	119,024,562	—
Collateralized Mortgage Obligations	—	87,035,405	—
U.S. Government Agency Mortgage-Backed Securities	—	76,814,371	—
Collateralized Loan Obligations	—	44,879,876	—
Asset-Backed Securities	—	25,440,457	—
Municipal Securities	—	9,801,012	—
Sovereign Governments and Agencies	—	7,035,085	—
Preferred Stocks	—	3,878,658	—
Commercial Mortgage-Backed Securities	—	1,757,795	—
Bank Loan Obligations	—	1,170,203	—
Temporary Cash Investments	5,565,977	23,943,232	—
	5,565,977	642,726,133	—
Other Financial Instruments
Futures Contracts	199,849	—	—
Swap Agreements	—	771,092	—
Forward Foreign Currency Exchange Contracts	—	322,769	—
	199,849	1,093,861	—

Liabilities
Other Financial Instruments
Futures Contracts	337,968	—	—
Swap Agreements	—	2,223,861	—
Forward Foreign Currency Exchange Contracts	—	196,759	—
	337,968	2,420,620	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.